RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Available for Sale and Balance Sheet Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total Derivatives
Derivative Assets	$ 197	$ 798
Derivative Liabilities	(196)	(964)
Total Derivatives	1	(166)
Total trading activity
Total Derivatives
Derivative Assets	179	767
Derivative Liabilities	(118)	(838)
Total Derivatives	61	(71)
Cash Flow Hedges
Total Derivatives
Derivative Assets	2	13
Derivative Liabilities	(76)	(15)
Total Derivatives	(74)	(2)
Fair Value Hedges
Total Derivatives
Derivative Assets	1	1
Derivative Liabilities	0	(4)
Total Derivatives	1	(3)
Net Investment Hedges
Total Derivatives
Derivative Assets	15	17
Derivative Liabilities	(2)	(107)
Total Derivatives	13	(90)
Other current assets
Total Derivatives
Derivative Assets	190	737
Other current assets | Total trading activity
Total Derivatives
Derivative Assets	179	717
Other current assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	4
Other current assets | Fair Value Hedges
Total Derivatives
Derivative Assets	1	0
Other current assets | Net Investment Hedges
Total Derivatives
Derivative Assets	10	16
Other current assets | Commodities
Total Derivatives
Derivative Assets	118	717
Other current assets | Commodities | Commodities
Total Derivatives
Derivative Assets	118	716
Other current assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	1
Other current assets | Commodities | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange
Total Derivatives
Derivative Assets	71	17
Other current assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	61	1
Other current assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets	10	16
Other current assets | Interest rate
Total Derivatives
Derivative Assets	1	3
Other current assets | Interest rate | Interest rate
Total Derivatives
Derivative Assets	0	0
Other current assets | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	3
Other current assets | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Assets	1	0
Other current assets | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Intangible and other assets
Total Derivatives
Derivative Assets	7	61
Intangible and other assets | Total trading activity
Total Derivatives
Derivative Assets	0	50
Intangible and other assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	2	9
Intangible and other assets | Fair Value Hedges
Total Derivatives
Derivative Assets	0	1
Intangible and other assets | Net Investment Hedges
Total Derivatives
Derivative Assets	5	1
Intangible and other assets | Commodities
Total Derivatives
Derivative Assets		51
Intangible and other assets | Commodities | Commodities
Total Derivatives
Derivative Assets		50
Intangible and other assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets		1
Intangible and other assets | Commodities | Fair Value Hedges
Total Derivatives
Derivative Assets		0
Intangible and other assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets		0
Intangible and other assets | Foreign exchange
Total Derivatives
Derivative Assets	5	1
Intangible and other assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	0	0
Intangible and other assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Intangible and other assets | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Intangible and other assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets	5	1
Intangible and other assets | Interest rate
Total Derivatives
Derivative Assets	2	9
Intangible and other assets | Interest rate | Interest rate
Total Derivatives
Derivative Assets	0	0
Intangible and other assets | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Assets	2	8
Intangible and other assets | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Assets	0	1
Intangible and other assets | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Accounts payable and other
Total Derivatives
Derivative Liabilities	(115)	(922)
Accounts payable and other | Total trading activity
Total Derivatives
Derivative Liabilities	(107)	(810)
Accounts payable and other | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(7)	(4)
Accounts payable and other | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	(3)
Accounts payable and other | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(1)	(105)
Accounts payable and other | Commodities
Total Derivatives
Derivative Liabilities	(108)	(626)
Accounts payable and other | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(104)	(622)
Accounts payable and other | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(4)	(4)
Accounts payable and other | Commodities | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange
Total Derivatives
Derivative Liabilities	(4)	(293)
Accounts payable and other | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	(3)	(188)
Accounts payable and other | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(1)	(105)
Accounts payable and other | Interest rate
Total Derivatives
Derivative Liabilities	(3)	(3)
Accounts payable and other | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(3)	0
Accounts payable and other | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	(3)
Accounts payable and other | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities (Note 16)
Total Derivatives
Derivative Liabilities	(81)	(42)
Other long-term liabilities (Note 16) | Total trading activity
Total Derivatives
Derivative Liabilities	(11)	(28)
Other long-term liabilities (Note 16) | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(69)	(11)
Other long-term liabilities (Note 16) | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	(1)
Other long-term liabilities (Note 16) | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(1)	(2)
Other long-term liabilities (Note 16) | Commodities
Total Derivatives
Derivative Liabilities	(17)	(28)
Other long-term liabilities (Note 16) | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(11)	(28)
Other long-term liabilities (Note 16) | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(6)	0
Other long-term liabilities (Note 16) | Commodities | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities (Note 16) | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities (Note 16) | Foreign exchange
Total Derivatives
Derivative Liabilities	(1)	(2)
Other long-term liabilities (Note 16) | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities (Note 16) | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities (Note 16) | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities (Note 16) | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(1)	(2)
Other long-term liabilities (Note 16) | Interest rate
Total Derivatives
Derivative Liabilities	(63)	(12)
Other long-term liabilities (Note 16) | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities (Note 16) | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(63)	(11)
Other long-term liabilities (Note 16) | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	(1)
Other long-term liabilities (Note 16) | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
LMCI Restricted Investments
Fair value
Fair value of equity securities	556	0
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized gains/(losses)	32	11	$ (3)
Net realized gains/(losses)	60	(4)	(1)
Other Restricted Investments
Fair value
Fair value of equity securities	0	0
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized gains/(losses)	3	0	1
Net realized gains/(losses)	0	0	$ 0
Fixed income securities | LMCI Restricted Investments
Fair value
Maturing within 1 year	0	0
Maturing within 1-5 years	26	0
Maturing within 5-10 years	801	140
Maturing after 10 years	61	952
Fair value of securities	1,444	1,092
Fixed income securities | Other Restricted Investments
Fair value
Maturing within 1 year	6	22
Maturing within 1-5 years	100	110
Maturing within 5-10 years	0	0
Maturing after 10 years	0	0
Fair value of securities	$ 106	$ 132